Deferred Taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	$ 5,435	$ 6,440
Deferred tax assets	(4,899)	(6,207)
Charged/(credited) to the income statement	516	695
Capital allowances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	4,408	5,208
Deferred tax assets	(154)	(579)
Charged/(credited) to the income statement	461	278
Unremitted earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	454	588
Capitalised interest [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	259	391
Unrealised exchange gains (losses) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	5	31
Deferred tax assets	(187)	(317)
Charged/(credited) to the income statement	57	36
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	309	222
Deferred tax assets	(786)	(682)
Charged/(credited) to the income statement	50	(235)
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(1,894)	(2,282)
Charged/(credited) to the income statement	(30)	12
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(1,585)	(1,731)
Charged/(credited) to the income statement	(19)	451
Post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(293)	(616)
Charged/(credited) to the income statement	30	149
Tax on unremitted earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Charged/(credited) to the income statement	$ (33)	$ 4